Document and Entity Information (USD $)	3 Months Ended
Nov. 30, 2011
Document and Entity Information:
Entity Registrant Name	DE Acquisition 9, Inc.
Document Type	10-Q
Document Period End Date	Nov 30, 2011
Amendment Flag	true
Amendment Description	To include XBRL tables
Entity Central Index Key	0001514373
Current Fiscal Year End Date	--02-29
Entity Common Stock, Shares Outstanding	10,000
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

BALANCE SHEETS - (Unaudited) (USD $)	Nov. 30, 2011	Feb. 28, 2011
Common stock: $0.0001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding	$ 1	$ 1
Additional paid in capital	$ 2,270	$ 138
Deficit accumulated during the development phase	$ (2,271)	$ (139)

STATEMENT OF OPERATIONS - (Unaudited) (USD $)	3 Months Ended	9 Months Ended	10 Months Ended
	Nov. 30, 2011	Nov. 30, 2011	Nov. 30, 2011
Organization Expense			$ 139
General and administrative expenses	500	2,132	2,132
Net operating loss	(500)	(2,132)	(2,271)
Net Loss	$ (500)	$ (2,132)	$ (2,271)
Weighted average number of shares outstanding	10,000	10,000	10,000

STATEMENTS OF CASH FLOWS - Unaudited (USD $)	9 Months Ended	21 Months Ended
	Nov. 30, 2011	Nov. 30, 2011
Net Loss	$ (2,132)	$ (2,271)
Net cash used in operating activities	(2,132)	(2,271)
Expenses paid by affiliates	2,132	2,271
Net cash provided by financing activities	$ 2,132	$ 2,271

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Nov. 30, 2011
Organization, Consolidation and Presentation of Financial Statements:
Organization, Consolidation and Presentation of Financial Statements Disclosure

Note 2 – Significant Accounting Policies

Basis of presentation

The accompanying unaudited interim financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information, and with the rules and regulations of the SEC to Form 10-Q and Article 8 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) that are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented.  Interim results are not necessarily indicative of the results for the full fiscal year.  These financial statements should be read in conjunction with the financial statements of the Company for the period from January 25, 2011 (inception) through February 28, 2011 and notes thereto contained in the Company’s Registration Statement on Form 10 as filed with the SEC on May 19, 2011.

Accounting Policies	3 Months Ended
Nov. 30, 2011
Accounting Policies:
Significant Accounting Policies

Note 1 – Basis of Presentation

DE Acquisition 9, Inc. (a development stage company) (the “Company”) was incorporated in Delaware on January 25, 2011, with an objective to acquire, or merge with, an operating business.  As of November 30, 2011, the Company had not yet commenced any operations.

The Company is a "blank check" company. The United States Securities and Exchange Commission defines such a company as “a development stage company” that has no specific business plan or purpose, or has indicated that its business plan is to engage in a merger or acquisition with an unidentified company or companies, or other entity or person; and issues ‘penny stock,’ as defined in Rule 3a51-1 under the Securities Exchange Act of 1934. Many states have enacted statutes, rules and regulations limiting the sale of securities of "blank check" companies in their respective jurisdictions. Management does not intend to undertake any efforts to cause a market to develop in its securities, either debt or equity, until the Company concludes a business combination.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly held corporation and, to a lesser extent that desires to employ the Company’s funds in its business. The Company’s principal business objective for the next 12 months and beyond such time will be to achieve long-term growth potential through a combination with a business (“Business Combination”) rather than immediate, short-term earnings. The Company will not restrict its potential candidate target companies to any specific business, industry or geographical location and, thus, may acquire any type of business. The analysis of new business opportunities will be undertaken by or under the supervision of the officers and directors of the Company.

Commitment and Contingencies	3 Months Ended
Nov. 30, 2011
Commitment and Contingencies:
Commitments and Contingencies Disclosure

Note 3 – Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  As reflected in the accompanying financial statements, the Company had a deficit accumulated during the development stage of $2,271 at November 30, 2011, and had a net loss of $2,132 for the nine months ended November 30, 2011 and cash used in operations of $2,132 for the nine months ended November 30, 2011, with no revenues earned since inception.

While the Company is attempting to commence operations and generate revenues, the Company’s cash position may not be sufficient enough to support the Company’s daily operations.  Management intends to raise additional funds by way of a public or private offering.  Management believes that the actions presently being taken to further implement its business plan and generate revenues provide the opportunity for the Company to continue as a going concern.  While the Company believes in the viability of its strategy to generate revenues and in its ability to raise additional funds, there can be no assurances to that effect.  The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate revenues.